Restatement of prior periods following implementation of IFRS 15 - Consolidated statement of comprehensive income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Statement of comprehensive income
Profit/(loss) for the year	£ 18,881	£ (37,629)	[1]	£ 39,209	[1]
Items that may be reclassified to profit or loss
Movements on hedges	(6,720)	25,397	[1]	2,471	[1]
Tax expense relating to movements on hedges	(1,266)	(21,684)	[1]	(865)	[1]
Other comprehensive (loss)/income for the year, net of tax	(7,986)	3,713	[1]	1,606	[1]
Total comprehensive income/(loss) for the year	£ 10,895	(33,916)	[1]	40,815	[1]
As previously reported
Statement of comprehensive income
Profit/(loss) for the year		(37,270)		39,177
Items that may be reclassified to profit or loss
Movements on hedges		25,878		1,946
Tax expense relating to movements on hedges		(21,892)		(681)
Other comprehensive (loss)/income for the year, net of tax		3,986		1,265
Total comprehensive income/(loss) for the year		(33,284)		40,442
Adjustment
Statement of comprehensive income
Profit/(loss) for the year		(359)		32
Items that may be reclassified to profit or loss
Movements on hedges		(481)		525
Tax expense relating to movements on hedges		208		(184)
Other comprehensive (loss)/income for the year, net of tax		(273)		341
Total comprehensive income/(loss) for the year		£ (632)		£ 373

[1]	Comparative amounts have been restated—see note 33 for further details.